ACCUMULATED OTHER COMPREHENSIVE INCOME	6 Months Ended
Jun. 30, 2019
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME
a) Attributable to Limited Partners

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2019	$667	$(1,336)	$95	$(96)	$(33)	$(18)	$930	$209
Other comprehensive income (loss)	—	30	(21)	13	21	(2)	(51)	(10)
Other items	—	20	6	—	—	—	—	26
Balance at June 30, 2019	$667	$(1,286)	$80	$(83)	$(12)	$(20)	$879	$225

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2018	$976	$(835)	$28	$(26)	$—	$(27)	$748	$864
Other comprehensive (loss) income(1)	—	(380)	34	(37)	(8)	—	44	(347)
Other items(1)	(450)	—	—	—	—	—	—	(450)
Balance at June 30, 2018	$526	$(1,215)	$62	$(63)	$(8)	$(27)	$792	$67
b) Attributable to General Partner

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2019	$5	$(9)	$2	$—	$—	$—	$5	$3
Other comprehensive income	—	—	—	—	—	—	—	—
Balance at June 30, 2019	$5	$(9)	$2	$—	$—	$—	$5	$3

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2018	$7	$(6)	$1	$—	$—	$—	$4	$6
Other comprehensive (loss) income(1)	—	(2)	—	—	—	—	—	(2)
Other items(1)	(3)	—	—	—	—	—	—	(3)
Balance at June 30, 2018	$4	$(8)	$1	$—	$—	$—	$4	$1
c) Attributable to Non-controlling interest – Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2019	$296	$(552)	$40	$(43)	$(16)	$(4)	$391	$112
Other comprehensive income (loss)	—	12	(8)	6	8	(1)	(21)	(4)
Other items	—	9	3	—	—	—	—	12
Balance at June 30, 2019	$296	$(531)	$35	$(37)	$(8)	$(5)	$370	$120

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2018	$425	$(339)	$11	$(14)	$(2)	$(8)	$314	$387
Other comprehensive (loss) income(1)	—	(159)	13	(16)	(4)	—	19	(147)
Other items(1)	(188)	—	—	—	—	—	—	(188)
Balance at June 30, 2018	$237	$(498)	$24	$(30)	$(6)	$(8)	$333	$52

d) Attributable to Non-controlling interest – Exchange LP Units

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2019	$2	$1	$—	$(1)	$—	$—	$2	$4
Other comprehensive income	—	—	—	—	—	—	—	—
Balance at June 30, 2019	$2	$1	$—	$(1)	$—	$—	$2	$4

1.
In relation to the sale of our Chilean electricity transmission business, $641 million of revaluation surplus previously recognized within accumulated other comprehensive income was reclassified directly to retained earnings in the Consolidated Statements of Partnership Capital. Additionally, $127 million of deferred tax expense previously recognized within accumulated other comprehensive income was reclassified as current income tax expense within accumulated other comprehensive income.